                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                    FORM 10-D


                               Asset-Backed Issuer
             Distribution Report Pursuant to Section 13 or 15(d) of
                        The Securities Exchange Act of 1934


                      For the monthly distribution period from
                         April 01, 2006 to April 30, 2006

        Commission File Number of issuing entity:  000-23108

                           DISCOVER CARD MASTER TRUST I
            (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor:  000-23108

                                  Discover Bank
              (Exact name of depositor as specified in its charter)

                                  Discover Bank
               (Exact name of sponsor as specified in its charter)

       Delaware                                       51-0020270
        (State or jurisdiction of Incorporation or    (IRS Employer
        organization of the issuing entity)           Identification No.)


       c/o Discover Bank
       12 Read's Way
       New Castle, Delaware                                          19720
       (Address of principal executive offices of the           (Zip Code)
       issuing entity)


                                  (302) 323-7434
                     (Telephone Number, including area code)


       Title of Class    Registered/reporting pursuant to (check one)

       Credit Card Pass-Through Certificates          Section 15(d)
                                                         x


       Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements on Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.


       Indicate by check mark whether the registrant (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements
       for the past 90 days.  Yes x   No ___

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PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information


On April 30, 2006, Discover Bank, pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, (the "Pooling and Servicing
Agreement"), by and between Discover Bank as Master Servicer,
Servicer and Seller and U.S. Bank National Association as Trustee, and the applicable series supplement thereto, exercised its rights to delay the Accumulation Period (as defined in the applicable series supplement to the Pooling and Servicing Agreement) for Series 2000-7. The commencement of the Accumulation
Period will be delayed through December 1, 2006, for Series 2000-7.



Pool and performance data with respect to the receivables that comprise the assets of Discover Card Master Trust I
(the "Trust") and the publicly issued and outstanding series of the Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:


(A)   Series 1996-4:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 1996-4, which is attached as Exhibit 20(a) hereto.

(B)   Series 2000-4:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2000-4, which is attached as Exhibit 20(b) hereto.

(C)   Series 2000-7:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2000-7, which is attached as Exhibit 20(c) hereto.

(D)   Series 2001-1:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2001-1, which is attached as Exhibit 20(d) hereto.

(E)   Series 2001-6:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2001-6, which is attached as Exhibit 20(e) hereto.

(F)   Series 2002-2:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2002-2, which is attached as Exhibit 20(f) hereto.

(G)   Series 2002-3:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2002-3, which is attached as Exhibit 20(g) hereto.

(H)   Series 2003-1, Subseries 2:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2003-1, Subseries 2, which is attached as Exhibit 20(h) hereto.

(I)   Series 2003-1, Subseries 3:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 20(i) hereto.

(J)   Series 2003-2:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2003-2, which is attached as Exhibit 20(j) hereto.

(K)   Series 2003-3:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2003-3, which is attached as Exhibit 20(k) hereto.

(L)   Series 2003-4, Subseries 1:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 20(l) hereto.

(M)   Series 2003-4, Subseries 2:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 20(m) hereto.

(N)   Series 2004-1:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2004-1, which is attached as Exhibit 20(n) hereto.

(O)   Series 2004-2, Subseries 1:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 20(o) hereto.

(P)   Series 2004-2, Subseries 2:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 20(p) hereto.

(Q)   Series 2005-1:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2005-1, which is attached as Exhibit 20(q) hereto.

(R)   Series 2005-2:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2005-2, which is attached as Exhibit 20(r) hereto.

(S)   Series 2005-3:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2005-3, which is attached as Exhibit 20(s) hereto.

(T)   Series 2005-4, Subseries 1:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 20(t) hereto.

(U)   Series 2005-4, Subseries 2:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 20(u) hereto.

(V)   Series 2006-1, Subseries 1:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 20(v) hereto.

(W)   Series 2006-1, Subseries 2:
On May 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for April 2006 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 20(w) hereto.




Item 9.        Exhibits

Exhibit No.      Description

99(a) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 1996-4.

99(b) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2000-4.

99(c) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2000-7.

99(d) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2001-1.

99(e) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2001-6.

99(f) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2002-2.

99(g) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2002-3.

99(h) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-1, Subseries 2.

99(i) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-1, Subseries 3.

99(j) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-2.

99(k) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-3.

99(l) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-4, Subseries 1.

99(m) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-4, Subseries 2.

99(n) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2004-1.

99(o) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2004-2, Subseries 1.

99(p) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2004-2, Subseries 2.

99(q) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-1.

99(r) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-2.

99(s) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-3.

99(t) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-4, Subseries 1.

99(u) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-4, Subseries 2.

99(v) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2006-1, Subseries 1.

99(w) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2006-1, Subseries 2.



                                 SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   DISCOVER BANK
                                   (Depositor)

                                   /s/ Michael F. Rickert

     Date: May 15, 2006            Michael F. Rickert
                                   Vice President, Chief Accounting
                                   Officer, and Treasurer










                     EXHIBIT INDEX

 Exhibit No.         Description


 99(a) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 1996-4.


 99(b) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2000-4.


 99(c) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2000-7.


 99(d) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2001-1.


 99(e) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2001-6.


 99(f) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2002-2.


 99(g) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2002-3.


 99(h) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-1, Subseries 2.


 99(i) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-1, Subseries 3.


 99(j) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-2.


 99(k) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-3.


 99(l) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-4, Subseries 1.


 99(m) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2003-4, Subseries 2.


 99(n) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2004-1.


 99(o) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2004-2, Subseries 1.


 99(p) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2004-2, Subseries 2.


 99(q) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-1.


 99(r) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-2.


 99(s) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-3.


 99(t) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-4, Subseries 1.


 99(u) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2005-4, Subseries 2.


 99(v) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2006-1, Subseries 1.


 99(w) Monthly Certificateholders' Statement, related to the month ending April 30, 2006, for Series 2006-1, Subseries 2.